DISPOSITION OF BUSINESSES	12 Months Ended
Dec. 31, 2022
Disclosure of interests in other entities [Abstract]
DISPOSITION OF BUSINESSES	DISPOSITION OF BUSINESSES
Dispositions Completed in 2022
a) Disposition of our Brazilian electricity transmission operation
On November 30, 2022, Brookfield Infrastructure completed the sale of its approximate 31% interest in five Brazilian electricity transmission concessions. The sale resulted in net proceeds of approximately $250 million. Our partnership recognized a gain of approximately $40 million in Other income on the Consolidated Statement of Operating Results. The partnership’s share of losses relating to previous foreign exchange movements of $9 million were reclassified from accumulated other comprehensive income to Other income on the Consolidated Statements of Operating Results.
Dispositions Completed in 2021
a) Disposition of our Chilean toll road operation
On November 16, 2021, Brookfield Infrastructure, alongside institutional partners (collectively, the “AVN consortium”) completed the sale of its 17% interest in our Chilean toll road business (AVN consortium total of approximately 34%). The sale resulted in net proceeds of approximately $165 million (AVN consortium total of approximately $315 million). Our partnership recognized a gain of approximately $140 million (AVN consortium total of $270 million) in Other income on the Consolidated Statements of Operating Results. The partnership’s share of losses relating to previous foreign exchange movements and hedges of $8 million were reclassified from accumulated other comprehensive income to Other income on the Consolidated Statements of Operating Results.
b) Disposition of our U.S. district energy operation
On July 16, 2021, Brookfield Infrastructure completed the sale of its 40% interest in our U.S. district energy operation. The sale resulted in net proceeds of approximately $555 million. Our partnership recognized a gain of approximately $425 million in Other income on the Consolidated Statements of Operating Results. The partnership’s share of accumulated revaluation surplus of $150 million was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
c) Disposition of our Canadian district energy operation
On June 7, 2021, Brookfield Infrastructure, alongside institutional partners (collectively, the “Enwave Canada consortium”) completed the sale of its 25% interest in our Canadian district energy operation. The sale resulted in net proceeds of approximately $450 million (Enwave Canada consortium total of approximately $1.8 billion). Our partnership recognized a gain of approximately $295 million (Enwave Canada consortium total of approximately $1.2 billion) in Other income on the Consolidated Statements of Operating Results. The partnership’s share of accumulated revaluation surplus of $124 million was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. The partnership’s share of net gains relating to previous foreign exchange movements and hedges of $9 million were reclassified from accumulated other comprehensive income to Other income on the Consolidated Statements of Operating Results.
d) Disposition of our U.K. regulated distribution business’s portfolio of smart meters
On May 12, 2021, our U.K. regulated distribution business sold its smart meters business for gross consideration of approximately $820 million. After the repayment of debt and working capital requirements at the business, our partnership received net proceeds of approximately $340 million. The business recognized a gain of approximately $195 million in Other income on the Consolidated Statements of Operating Results, of which approximately $155 million is attributable to our partnership. The partnership’s share of accumulated revaluation surplus of $142 million was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. The partnership’s share of net gains relating to previous foreign exchange movements and hedges of $12 million were reclassified from accumulated other comprehensive income to Other income on the Consolidated Statements of Operating Results.